17. SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Notes
17. SEGMENTED INFORMATION

17.SEGMENTED INFORMATION

The Company had no operating segment information for the years ended December 31, 2024, and 2023. All of the Company’s business activity is considered one and included in the same financial segment.